Revenue - Schedule of Revenue from Energy Supply (Details) R$ in Millions, MW in Millions	12 Months Ended
	Dec. 31, 2024 BRL (R$) MW		Dec. 31, 2023 BRL (R$) MW	Dec. 31, 2022 BRL (R$) MW
IfrsStatementLineItems [Line Items]
Supply of electricity in MWh | MW	50,554		49,688	47,518
Revenue from sale of electricity	R$ 29,699		R$ 27,277	R$ 26,365
Own consumption | MW	30		30	31
Unbilled revenue	R$ 92		R$ 166	R$ 189
Supply of electricity including own consumption and not invoiced | MW	50,584		49,718	47,549
Supply of electricity including own consumption and not invoiced	R$ 29,791		R$ 27,443	R$ 26,176
Wholesale supply to other concession holders | MW	17,192	[1]	17,328	16,777
Wholesale supply to other concession holders	R$ 4,500		R$ 4,183	R$ 3,894
Wholesale supply unbilled, net	R$ 50		R$ 45	R$ 88
Total | MW	67,776		67,046	64,326
Revenue from sale of electricity	R$ 34,341		R$ 31,671	R$ 30,158
Residential [member] | Electricity distribution [member]
IfrsStatementLineItems [Line Items]
Supply of electricity in MWh | MW	14,430	[2]	13,311	11,956
Revenue from sale of electricity	R$ 12,970		R$ 10,794	R$ 10,133
Industrial [member] | Electricity distribution [member]
IfrsStatementLineItems [Line Items]
Supply of electricity in MWh | MW	17,820		18,343	18,388
Revenue from sale of electricity	R$ 5,377		R$ 5,903	R$ 5,991
Commercial, services and others [member] | Electricity distribution [member]
IfrsStatementLineItems [Line Items]
Supply of electricity in MWh | MW	11,802		11,443	10,410
Revenue from sale of electricity	R$ 6,613		R$ 6,314	R$ 6,155
Rural [member] | Electricity distribution [member]
IfrsStatementLineItems [Line Items]
Supply of electricity in MWh | MW	3,578		3,507	3,359
Revenue from sale of electricity	R$ 2,528		R$ 2,238	R$ 2,050
Public authorities [member] | Electricity distribution [member]
IfrsStatementLineItems [Line Items]
Supply of electricity in MWh | MW	1,031		973	863
Revenue from sale of electricity	R$ 937		R$ 786	R$ 660
Public lighting [member] | Electricity distribution [member]
IfrsStatementLineItems [Line Items]
Supply of electricity in MWh | MW	973		1,056	1,138
Revenue from sale of electricity	R$ 546		R$ 498	R$ 535
Public services [member] | Electricity distribution [member]
IfrsStatementLineItems [Line Items]
Supply of electricity in MWh | MW	920		1,055	1,404
Revenue from sale of electricity	R$ 728		R$ 744	R$ 841

[1]	Includes Sale Contracts in the Regulated Market (CCEARs – Contratos de Comercialização de Energia no Ambiente Regulado) through the Surplus and Deficits Offsetting Mechanism (MSCD: Mecanismo de Compensação de Sobras e Déficits), sales on the Free Market, and the revenues from management of generation assets (GAG – Gestão de Ativos da Geração) for the 18 hydroelectric plants of Lot D of Auction no 12/2015.
[2]	Data not audited by independent auditors.